Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, Pennsylvania 19103 Phone: 215.963.5000 Fax: 215.963.5001 www.morganlewis.com

Sean Graber

215-963-5598

sgraber@morganlewis.com

February 26, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street NE

Washington, D.C.  20549

Re:	Penn Series Funds, Inc.
Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A
File Nos. 002-77284; 811-03549

Dear Sir or Madam:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we are filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 61 (“PEA No. 61”) to the Company’s registration statement on Form N-1A.  This filing is made pursuant to Rule 485(a)(1) under the Securities Act for the following purposes:

•                  material changes have been made to the principal investment strategies and principal risks of the Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund and Index 500 Fund as a result of changes in the investment sub-advisory arrangements for these Funds; and

•                  a new section entitled “Performance Information for Certain Sub-Advisers’ Other Accounts” has been added to the Company’s prospectus for the purpose of providing shareholders of certain portfolios of the Company with the investment performance of their sub-adviser’s similarly managed accounts.

In Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management of the Securities and Exchange Commission (the “Commission”) announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met.  The Release requests that information be furnished to the staff concerning the extent to which the current filing contains disclosure information that is similar to information contained within filings of the same complex that previously were reviewed by the Commission staff.

As counsel to the Company, we hereby request, in reliance upon the Release, that PEA No. 61 to the Company’s Registration Statement receive selective review by the Commission and its staff.  Except with

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respect to the material changes set forth above, there are no material differences in the disclosure contained in PEA No. 61 as compared to the disclosure contained in the Company’s Post-Effective Amendment No. 59 filed with the Commission on February 15, 2008, which was reviewed and commented on by the Commission staff in April 2008.

If you have any questions regarding PEA No. 61, please feel free to contact me at (215) 963-5598.

Very truly yours,

/s/Sean Graber

Sean Graber

cc:	Michael Berenson, Esq.
Ryan Gibbs, Esq.
John Heiple